UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [x]; Amendment Number: 1

        This Amendment (Check only one.): [x] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Emigrant  Bancorp,  Inc.
Address:   5 East 42nd Street, New York, New York 10017

Form  13F  File  Number:  28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John  R.  Hart
Title:     Vice Chairman and Treasurer
Phone:     212-850-4831

Signature, Place, and Date of Signing:

/s/ John R. Hart              New York, New York              February 18, 2009
----------------              ------------------              -----------------
  [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers                4
        Form 13F Information Table Entry Total:          7
        Form 13F Information Table Value Total:     $66,346.29
                                                    ----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number         Name
     ---     --------------------         ----

     1       28-11238              New York Private Bank & Trust Corporation

     2       28-11216              Emigrant Bank

     3       28-11294              Emigrant Agency, Inc.

     4       28-13079              Emigrant Portfolio Management Company, LLC



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                                                 FORM 13F INFORMATION TABLE

      Column 1       Column 2   Column 3    Column 4              Column 5        Column 6      Column 7                 Column 8
      NAME OF        TITLE OF                VALUE        SHRS OR    SH/  PUT/   INVESTMENT       OTHER          VOTING AUTHORITY
       ISSUER          CLASS    CUSIP      (X$1000)       PRN AMT    PRN  CALL   DISCRETION     MANAGERS     SOLE    SHARED    NONE
Brookdale Senior      Common    112463104    $2,678.40      480,000  SH            DEFINED        1,2         X
  Living Inc.
Fortress Investment   Common    34958B106    $1,190.40    1,190,400  SH            DEFINED        1,2         X
  Group - Class A
Ivivi Technologies    Common    46589F108        $6.49       23,179  SH            DEFINED        1,2         X
  Inc
Merrill Lynch & Co    Common    590188108   $11,640.00    1,000,000  SH            DEFINED      1,2,3,4       X
  Inc
Molecular             Common    60852M104    $1,720.00      400,000  SH            DEFINED        1,2         X
  Insight
  Pharmaceuticals,
  Inc.
New York Times        Common    650111107   $29,989.96    4,091,400  SH            DEFINED      1,2,3,4       X
  Inc
New York Times        Common    650111107   $19,121.04    2,608,600  SH            DEFINED        1,2         X
  Inc
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